Segmented information	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Segmented information

22.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	For the year ended August 31,
Revenue	2023	2022
Tanzania	$38,320	$15,094
Total revenue	$38,320	$15,094

During the year ended August 31, 2023, the Company generated 96% (2022 – 100%) of its revenue from one (2022 – one) customer totalling $36.9 million (2022 – $15.1 million).

Non-current assets	August 31, 2023	August 31, 2022
Canada	$55	$-
Tanzania	66,952	55,993
Total non-current assets	$67,007	$55,993